Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account — money market fund	$ 326,352,434	$ 325,028,452
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account — money market fund	326,352,434	325,028,452
Liabilities:
Derivative warrant liabilities — Public warrants	0	0
Derivative warrant liabilities — Private placement warrants	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account — money market fund	0	0
Liabilities:
Derivative warrant liabilities — Public warrants	143,650	3,835,000
Derivative warrant liabilities — Private placement warrants	93,930	2,507,500
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account — money market fund	0	0
Liabilities:
Derivative warrant liabilities — Public warrants	0	0
Derivative warrant liabilities — Private placement warrants	$ 0	$ 0